Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share issue costs	$ 485,965
Accumulated deferred IPO costs	$ 1,629,341	$ 1,143,376
Computer software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Eestimated useful life	3 years
Computer software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Eestimated useful life	5 years